Expense Example {- Franklin Growth and Income VIP Fund} - FTVIP Class 2-70 - Franklin Growth and Income VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 86
3 years	320
5 years	572
10 years	$ 1,296